Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Expenses
Demonstration plant operations	$ 3,383	$ 2,876
Share-based payments	2,740	790
Consulting fees	1,151	501
Office and administration	1,086	938
Management and director fees	593	514
Professional fees	480	1,240
Salaries and benefits	488
Patent	204	244
Amortisation of property, plant and equipment	198	202
Filing and transfer agent	141	149
Amortisation of office leases	134	45
Travel	124	47
Project investigation	75	946
Advertising and investor relations	74	68
Amortisation of intangible assets	22	48
Foreign exchange gain	(605)	(6,495)
Loss from operations	(10,288)	(2,113)
Interest and other income	578	560
Interest and accretion expense	(24)	(5)
Net loss for the period	(9,734)	(1,558)
Other comprehensive income (loss)
Currency translation differences of foreign operations	2,816	3,616
Total comprehensive income (loss)	$ (6,918)	$ 2,058
Weighted average number of common shares outstanding - basic	172,785,164	166,472,306
Weighted average number of common shares outstanding - diluted	172,785,164	166,472,306
Basic loss per share (in CAD per share)	$ (0.06)	$ (0.01)
Diluted loss per share (in CAD per share)	$ (0.06)	$ (0.01)